UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-6180

Name of Fund: BlackRock Utilities and Telecommunications Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Utilities and Telecommunications Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/2006

Date of reporting period: 06/01/2006 - 08/31/2006

Item 1 - Schedule of Investments

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                    Shares
Country         Industry                              Held  Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%  Diversified Telecommunication       14,000  Telekom Austria AG                                $     688,800
                Services - 0.5%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Austria                          688,800
---------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%  Wireless Telecommunication           4,500  Mobistar SA                                             369,806
                Services - 0.2%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Belgium                          369,806
---------------------------------------------------------------------------------------------------------------------------
Brazil - 0.9%   Electric Utilities - 0.9%           23,700  CPFL Energia SA (b)                                     920,745
                                                    33,200  EDP - Energias do Brasil SA                             421,119
                                                                                                              -------------
                                                                                                                  1,341,864
                -----------------------------------------------------------------------------------------------------------
                Independent Power Producers &          200  Tractebel Energia SA                                      1,807
                Energy Traders - 0.0%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Brazil                         1,343,671
---------------------------------------------------------------------------------------------------------------------------
Canada - 5.7%   Diversified Telecommunication       77,055  BCE, Inc.                                             1,925,604
                Services - 4.5%                     41,700  TELUS Corp.                                           2,038,500
                                                    56,224  TELUS Corp. (Non-Voting Shares)                       2,668,962
                                                                                                              -------------
                                                                                                                  6,633,066
                -----------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable               19,400  Cameco Corp.                                            790,859
                Fuels - 0.5%
                -----------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          20,500  Rogers Communications, Inc. Class B                   1,056,980
                Services - 0.7%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Canada                         8,480,905
---------------------------------------------------------------------------------------------------------------------------
Finland - 0.3%  Diversified Telecommunication       26,000  Elisa Corp.                                             526,843
                Services - 0.3%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Finland                          526,843
---------------------------------------------------------------------------------------------------------------------------
France - 1.7%   Multi-Utilities - 1.7%              33,200  Suez SA                                               1,418,571
                                                    18,800  Veolia Environnement                                  1,052,840
                                                                                                              -------------
                                                                                                                  2,471,411
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in France                         2,471,411
---------------------------------------------------------------------------------------------------------------------------
Germany - 1.8%  Electric Utilities - 1.5%           17,600  E.ON AG                                               2,233,962
                -----------------------------------------------------------------------------------------------------------
                Multi-Utilities - 0.3%               5,300  RWE AG                                                  485,346
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Germany                        2,719,308
---------------------------------------------------------------------------------------------------------------------------
Italy - 0.8%    Diversified Telecommunication       14,000  FastWeb SpA                                             545,327
                Services - 0.6%                    115,000  Telecom Italia SpA (RNC)                                282,635
                                                                                                              -------------
                                                                                                                    827,962
                -----------------------------------------------------------------------------------------------------------
                Electric Utilities - 0.2%           41,000  Enel SpA                                                365,852
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Italy                          1,193,814
---------------------------------------------------------------------------------------------------------------------------
Mexico - 1.1%   Wireless Telecommunication          42,600  America Movil, SA de CV (b)                           1,589,406
                Services - 1.1%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Mexico                         1,589,406
---------------------------------------------------------------------------------------------------------------------------
Norway - 0.6%   Diversified Telecommunication       67,600  Telenor ASA                                             857,759
                Services - 0.6%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Norway                           857,759
---------------------------------------------------------------------------------------------------------------------------
Spain - 3.4%    Diversified Telecommunication       79,448  Telefonica SA                                         1,362,744
                Services - 0.9%
                -----------------------------------------------------------------------------------------------------------
                Electric Utilities - 2.5%           45,100  Endesa SA                                             1,567,953
                                                    56,400  Iberdrola SA                                          2,092,204
                                                                                                              -------------
                                                                                                                  3,660,157
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in Spain                          5,022,901
---------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                    Shares
Country         Industry                              Held  Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
United          Diversified Telecommunication      163,600  BT Group Plc                                      $     767,089
Kingdom - 5.4%  Services - 0.5%
                -----------------------------------------------------------------------------------------------------------
                Electric Utilities - 1.9%           41,400  Scottish & Southern Energy Plc                          948,140
                                                   165,793  Scottish Power Plc                                    1,956,832
                                                                                                              -------------
                                                                                                                  2,904,972
                -----------------------------------------------------------------------------------------------------------
                Independent Power Producers &      253,500  International Power Plc                               1,530,972
                Energy Traders - 1.0%
                -----------------------------------------------------------------------------------------------------------
                Multi-Utilities - 1.1%             133,600  Centrica Plc                                            749,677
                                                    69,918  National Grid Plc                                       848,506
                                                                                                              -------------
                                                                                                                  1,598,183
                -----------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          60,812  Vodafone Group Plc (b)                                1,322,053
                Services - 0.9%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in the United Kingdom             8,123,269
---------------------------------------------------------------------------------------------------------------------------
United          Construction &                      25,000  InfraSource Services, Inc. (a)                          432,250
States - 71.8%  Engineering - 0.3%
                -----------------------------------------------------------------------------------------------------------
                Diversified Telecommunication      158,800  AT&T, Inc.                                            4,943,444
                Services - 12.8%                   123,600  BellSouth Corp.                                       5,032,992
                                                    80,700  Citizens Communications Co.                           1,112,853
                                                   142,000  Level 3 Communications, Inc. (a)                        629,060
                                                    75,000  Qwest Communications International, Inc. (a)            660,750
                                                    51,300  Time Warner Telecom, Inc. Class A (a)                   921,861
                                                   135,400  Verizon Communications, Inc.                          4,763,372
                                                    77,241  Windstream Corp.                                      1,019,581
                                                                                                              -------------
                                                                                                                 19,083,913
                -----------------------------------------------------------------------------------------------------------
                Electric Utilities - 22.1%          35,000  Allegheny Energy, Inc. (a)                            1,460,900
                                                    37,000  American Electric Power Co., Inc.                     1,349,760
                                                    75,000  DPL, Inc.                                             2,085,000
                                                    69,500  Edison International                                  3,032,980
                                                    57,500  Entergy Corp.                                         4,464,875
                                                    94,300  Exelon Corp.                                          5,750,414
                                                    64,900  FPL Group, Inc.                                       2,884,805
                                                    60,000  FirstEnergy Corp.                                     3,423,600
                                                    26,800  ITC Holdings Corp.                                      913,076
                                                    54,800  Mirant Corp. (a)                                      1,587,556
                                                    36,600  Northeast Utilities                                     834,846
                                                   104,500  PPL Corp.                                             3,654,365
                                                    43,800  The Southern Co.                                      1,501,026
                                                                                                              -------------
                                                                                                                 32,943,203
                -----------------------------------------------------------------------------------------------------------
                Electrical Equipment - 0.3%         12,600  Energy Conversion Devices, Inc. (a)                     441,630
                -----------------------------------------------------------------------------------------------------------
                Energy Equipment &                   4,600  Transocean, Inc. (a)                                    307,050
                Services - 0.2%
                -----------------------------------------------------------------------------------------------------------
                Gas Utilities - 4.2%                26,100  AGL Resources, Inc.                                     949,779
                                                    23,500  Energen Corp.                                         1,025,540
                                                    17,200  Equitable Resources, Inc.                               633,992
                                                    20,200  New Jersey Resources Corp.                            1,003,132

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                    Shares
Country         Industry                              Held  Common Stocks                                         Value
---------------------------------------------------------------------------------------------------------------------------
                                                    21,500  Questar Corp.                                     $   1,860,610
                                                    32,200  UGI Corp.                                               798,560
                                                                                                              -------------
                                                                                                                  6,271,613
                -----------------------------------------------------------------------------------------------------------
                Independent Power Producers &       32,500  The AES Corp. (a)                                       690,300
                Energy Traders - 9.6%               49,800  Constellation Energy Group, Inc.                      2,992,482
                                                    32,600  NRG Energy, Inc. (a)                                  1,650,864
                                                    25,300  Ormat Technologies, Inc.                                920,667
                                                   122,200  TXU Corp.                                             8,090,862
                                                                                                              -------------
                                                                                                                 14,345,175
                -----------------------------------------------------------------------------------------------------------
                Media - 1.3%                        19,700  Cablevision Systems Corp. Class A                       458,616
                                                    41,200  Comcast Corp. Special Class A (a)                     1,438,292
                                                                                                              -------------
                                                                                                                  1,896,908
                -----------------------------------------------------------------------------------------------------------
                Multi-Utilities - 12.9%             26,700  Ameren Corp.                                          1,429,785
                                                    83,000  CMS Energy Corp. (a)                                  1,215,120
                                                    50,037  Dominion Resources, Inc.                              3,997,456
                                                   150,732  Duke Energy Corp.                                     4,521,960
                                                    22,050  MDU Resources Group, Inc.                               540,225
                                                    38,600  NSTAR                                                 1,271,098
                                                    55,000  PG&E Corp.                                            2,306,150
                                                    12,000  SCANA Corp.                                             496,200
                                                    19,900  Sempra Energy                                           989,428
                                                    58,200  TECO Energy, Inc.                                       917,814
                                                    19,100  Wisconsin Energy Corp.                                  821,300
                                                    36,200  Xcel Energy, Inc.                                       752,960
                                                                                                              -------------
                                                                                                                 19,259,496
                -----------------------------------------------------------------------------------------------------------
                Oil, Gas & Consumable                9,000  Devon Energy Corp.                                      562,410
                Fuels - 2.4%                        13,300  EOG Resources, Inc.                                     862,106
                                                    15,000  Peabody Energy Corp.                                    661,050
                                                    58,800  Williams Cos., Inc.                                   1,448,244
                                                                                                              -------------
                                                                                                                  3,533,810
                -----------------------------------------------------------------------------------------------------------
                Real Estate Investment Trusts       11,200  Global Signal, Inc.                                     537,600
                (REITs) - 0.4%
                -----------------------------------------------------------------------------------------------------------
                Water Utilities - 0.5%              34,000  Aqua America, Inc.                                      805,460
                -----------------------------------------------------------------------------------------------------------
                Wireless Telecommunication          52,945  Alltel Corp.                                          2,870,148
                Services - 4.8%                     43,500  American Tower Corp. Class A (a)                      1,559,910
                                                    25,100  Crown Castle International Corp. (a)                    862,436
                                                    13,800  NII Holdings, Inc. (a)                                  736,230
                                                    42,900  SBA Communications Corp. Class A (a)                  1,104,246
                                                                                                              -------------
                                                                                                                  7,132,970
                -----------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks in the United States            106,991,078
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Common Stocks (Cost - $90,570,389) - 94.2%    140,378,971
---------------------------------------------------------------------------------------------------------------------------

BlackRock Utilities and Telecommunications Fund, Inc.
Schedule of Investments as of August 31, 2006                  (in U.S. dollars)

                                                      Face
Country         Industry                            Amount  Trust Preferred                                       Value
---------------------------------------------------------------------------------------------------------------------------
United          Independent Power Producers &  $ 1,092,450  AES Trust III, 6.75% due 10/15/2029               $   1,055,120
States - 0.7%   Energy Traders - 0.7%
                -----------------------------------------------------------------------------------------------------------
                                                            Total Trust Preferred (Cost - $664,986) - 0.7%        1,055,120
---------------------------------------------------------------------------------------------------------------------------

                                                Beneficial
                                                  Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------
                                               $ 4,723,380  Merrill Lynch Liquidity Series, LLC
                                                            Cash Sweep Series I, 5.11% (c)(d)                     4,723,380
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Short-Term Securities
                                                            (Cost - $4,723,380) - 3.2%                            4,723,380
---------------------------------------------------------------------------------------------------------------------------
                                                            Total Investments (Cost - $95,958,755*) - 98.1%     146,157,471

                                                            Other Assets Less Liabilities - 1.9%                  2,885,225
                                                                                                              -------------
                                                            Net Assets - 100.0%                               $ 149,042,696
                                                                                                              =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                               $ 95,958,755
                                                                   ============
      Gross unrealized appreciation                                $ 50,610,308
      Gross unrealized depreciation                                    (411,592)
                                                                   ------------
      Net unrealized appreciation                                  $ 50,198,716
                                                                   ============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net            Interest
      Affiliate                                       Activity          Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
         Cash Sweep Series I                        $(1,752,633)    $   122,320
      Merrill Lynch Liquidity Series, LLC
         Money Market Series                        $        --     $       289
      --------------------------------------------------------------------------

(d)   Represents the current yield as of August 31, 2006.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Utilities and Telecommunications Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 19, 2006


By: /s/ Donald C. Burke
    ------------------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Utilities and Telecommunications Fund, Inc.

Date: October 19, 2006